Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 7,285	$ 7,228	$ 7,101
Adjustments to reconcile net income to net cash provided by operating activities:
(Accretion of discount) amortization of premium on investments and mortgage-backed securities	(167)	(317)	(213)
Provision for loan losses	1,910	3,900	3,896
Provision for real estate owned	443	25	198
Stock-based compensation	503	531	404
Deferred income tax expense (benefit)	(268)	388	(1,182)
Gain on sale of loans	(95)	(25)	(13)
Gain on sale of securities	(167)	(96)	(90)
Impairments of equity securities	0	0	(53)
Gain on sale of premises and equipment	(205)	(103)	0
Loss (Gain) on sale of real estate owned	117	47	103
Impairment of securities	128	286	177
Depreciation	1,597	1,442	1,560
Increase in bank owned life insurance	(608)	(595)	(586)
Amortization of intangible assets	11	17	28
Change in prepaid expenses and other assets	481	1,474	(2,427)
(Increase) Decrease in accrued interest receivable	(194)	160	142
Change in accounts payable and other liabilities	610	(51)	(566)
Increase (Decrease) in accrued interest payable	51	(110)	(314)
Excess tax benefits from share-based payment arrangements	29	30	53
Other, net	646	478	(191)
Net cash provided by operating activities	12,107	14,709	8,133
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investment securities available-for-sale	370	232	577
Proceeds from sales of investment securities held-to-maturity	1,767	0	0
Purchase of securities available-for-sale	(186)	(13,926)	(178)
Principal repayments on securities available for sale	5,141	3,617	5,517
Purchase of securities held to maturity	(8,358)	(40,982)	(18,120)
Principal repayments on securities held to maturity	20,438	20,001	34,036
Net loan originations	(73,173)	(21,515)	(4,255)
Purchase of loans	(1,380)	(1,080)	(1,358)
Proceeds from sales of loans	6,080	2,132	1,536
Investment in FHLB stock, net	(1,491)	84	(339)
Purchase of premises and equipment	(4,771)	(1,499)	(1,094)
Proceeds from sale of premises and equipment	290	499	0
Proceeds from sale of real estate owned	1,419	2,656	2,557
Net cash (used) provided by investing activities	(53,854)	(49,781)	18,879
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	(2,983)	(2,967)	(2,945)
Prepayment (loan to) ESOP	65	261	260
Net increase (decrease) in deposits	19,140	19,227	(6,114)
Proceeds of long-term FHLB advances	44,000	33,667	10,000
Repayment of long-term FHLB advances	(32,332)	(27,201)	(10,611)
Net increase (decrease) in FHLB advances	22,900	1,700	0
Cash paid for purchase of common stock for treasury	(2,728)	(1,196)	(628)
Proceeds from exercise of stock options	1,023	138	29
Excess tax benefit (expenses) from share-based payment arrangements	(29)	(30)	(53)
Change in advance payments by borrowers for taxes and insurance	836	(27)	30
NET CASH PROVIDED (USED) BY FINANCING ACTIVITIES	49,892	23,572	(10,032)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	8,145	(11,500)	16,980
CASH AND CASH EQUIVALENTS, Beginning of year	29,155	40,655	23,675
CASH AND CASH EQUIVALENTS, End of year	37,300	29,155	40,655
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	8,029	9,278	12,018
Cash paid for taxes	3,400	2,900	4,600
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES:
Accumulated other comprehensive income, Net of income taxes	409	461	(160)
Transfer from loans to real estate owned	1,582	3,220	3,572
Loans originated to sell real estate owned	$ 495	$ 268	$ 1,486